Key risk themes	6 Months Ended
Jun. 30, 2026
Key Risk Theme [Abstract]
Key risk themes	Key risk themes
In the following section, Deutsche Bank provides details on key risk themes currently in focus and thus of high relevance for the Group. This section should be read in conjunction with the information presented in the ”Key Risk Themes“ and
“Focus Areas in 2025” sections of the Annual Report 2025.
Credit Risk
The latest developments and key uncertainties in the first half of 2026 have been considered as part of the bank’s ongoing credit risk management activities and governance framework. These activities include, but are not limited to, regular emerging risk reviews (amongst others from macroeconomic development and geopolitical conflict) as well as portfolio deep dives, single name risk assessments, and regular model validations.
Portfolios and themes which have been identified for enhanced monitoring and downside risk assessment by the Group in the first half of 2026 included CRE, the Middle East conflict, Private Credit, Technology and Climate Risk. Whilst risks in the CRE portfolio remain elevated, higher risk U.S. CRE exposures have been reduced by approximately 41% since 2022 with further de-risking actions initiated in the second quarter 2026. The risk profile of the Private Credit, Technology and
Climate Risk portfolios have not changed materially since December 31, 2025. The Middle East remains dynamic, driven by ongoing conflict in the region and the effect on oil prices and second-order impacts, resulting in a partial retention in the second quarter of 2026 of the macro-economic management overlay recognized as of March 31, 2026. CRE and
Middle East are further discussed below.
Commercial Real Estate
While CRE markets remain affected by higher interest rates and reduced demand for office properties, broader market indices point towards a stabilization of CRE prices. Green Street Commercial Property Price Index (CPPI), increased by approximately 1.5% . between the fourth quarter of 2025 and the second quarter of 2026.
The Provision for credit losses this quarter reflects specific cases, mainly in U.S. West Coast Commercial Real Estate as well as the planned exit of certain non-performing exposures. The main risks within the portfolio relate to refinancing and extension of maturing loans, which are adversely affected by higher interest rates, lower collateral values and valuation declines on legacy defaulted exposures. CRE loans often have a significant portion of principal payable at maturity.
Under current market conditions, borrowers may have difficulty obtaining a new loan to repay the maturing debt or to meet conditions that allow an extension of the loan. Deutsche Bank is closely monitoring the CRE portfolio for development of such risks.
The Group continues to proactively work with borrowers to address upcoming maturities to establish terms for loan amendments and extensions, which in many cases are classified as forbearance triggering Stage 2 classification under
IFRS 9. However, in certain cases, the borrower may be subject to idiosyncratic factors, or be unable to restructure or refinance, and therefore is classified as defaulted. Allowance for credit losses as of June 30, 2026 amounted to
€ 1.3 billion for the non-recourse portfolio and € 1.1 billion for the stress-tested CRE portfolio (December 31, 2025:
€ 1.1 billion and € 903 million respectively).
The following table presents the non-recourse CRE portfolio subject to bespoke stress-test by IFRS 9 stages, region, property type and average weighted loan to value (LTV) as well as allowance and provision for credit losses recorded as of June 30, 2026, and December 31, 2025, respectively.
Stress-tested CRE portfolio

	Jun 30, 2026	Dec 31, 2025
in € m.	Gross Carrying Amount¹	Gross Carrying Amount[1]
Exposure by stages
Stage 1	14,527	14,402
Stage 2	4,733	6,277
Stage 3	4,106	3,609
Total	23,366	24,288

thereof:
Forborne exposure	4,769	5,133

thereof:
North America	49%	51%
Western Europe (including Germany)[2]	45%	44%
Asia/Pacific	6%	5%

thereof: offices	35%	35%
North America	18%	18%
Western Europe (including Germany)[3]	16%	16%
Asia/Pacific	1%	1%
thereof: residential	15%	15%
thereof: hospitality	17%	15%
thereof: retail	9%	11%

Weighted average LTV, in %
Investment Bank	67%	65%
Corporate Bank	58%	58%
Other Business	84%	70%

	Six months ended Jun 30, 2026	Twelve months ended Dec 31, 2025
Allowance for Credit Losses[4]	1,129	903
Provision for Credit Losses[4]	395	712
thereof: North America	332	613
[1]Loans at amortized cost
[2]Germany accounts for ca 10% of the total stress-tested CRE portfolio as of June 30, 2026 and 9% as of December 31, 2025, respectively.
[3]Office loans in Germany accounted for 15% of total office loans in the stress-tested CRE portfolio as of June 30, 2026, and 14% as of December 31, 2025, respectively.
[4]Allowance for Credit Losses and Provision for Credit Losses do not include country risk allowances/provisions.
The decrease in the stress-tested CRE portfolio since December 31, 2025, was € 922 million mainly driven by loan repayments. The weighted average LTV in the U.S. office loan segment was 92%as of June 30, 2026, versus 88% as of
December 31, 2025. However when considering allowance for credit losses, the weighted average net LTV in the same
U.S. Office loan segment was 75% as of June 30, 2026 versus 76% as of December 31, 2025. LTV calculations are based on latest externally appraised values which are additionally subject to regular interim internal adjustments.
Based on the stress test assumptions and utilizing the stress-tested CRE portfolio of € 23.4 billion as of June 30, 2026, a stressed scenario could result in approximately € 1.3 billion of credit losses, over multiple years based on the respective maturity profile. The allowance recorded against the stress tested portfolio was € 1.1 billion as of June 30, 2026.
The bespoke stress test has numerous limitations, including but not restricted to a lack of differentiation based on individual asset performance, specific location or asset desirability, all of which could have a material impact on potential stress losses. Furthermore, calculated stress losses are sensitive to potential further deterioration of peak-to-trough index values and assumptions about incremental haircuts and incremental stress loss can therefore change in the future.
Changes in the underlying assumptions could lead to a wider range of stress results and hence the Group's bespoke stress approach should be viewed as one of multiple possible scenarios. While the stress test aims to assess potential losses in an adverse scenario, Deutsche Bank believes that based on currently available information, the ECL estimate related to the Group’s CRE portfolio is within a reasonable range and thus represents the bank’s best estimate, considering the advanced stage of the current down cycle which is pointing towards stabilization as real estate values have adjusted to the shocks from higher interest rates and remote working trends.
Middle East conflict
The Middle East remains dynamic, with elevated oil prices for much of the quarter due to the conflict and closure of the
Strait of Hormuz, with the signing of a framework peace agreement in mid June led to oil prices falling back to pre-
conflict levels, however the conflict has re-escalated in recent weeks and the outlook remains uncertain.
Deutsche Bank’s direct exposure in the region is limited with exposures mainly to investment grade rated countries and no exposure to Iran and Lebanon, while second order risks are in focus, with potential vulnerabilities in sectors such as
Manufacturing & Engineering, Transportation, Automotive and Steel, Metal & Mining where deep dives and scenario analysis including stress testing have been conducted on an ongoing basis.